GOODWILL AND INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Changes In Goodwill

The Company’s goodwill by operating segment as of December 31, 2012 and March 31, 2013 is as follows (in thousands):

	December 31, 2012	March 31, 2013
Carrier Services:
Gross goodwill	$222,355	$222,355
Accumulated impairments	(93,602)	(93,602)

Net goodwill	128,753	128,753

Enterprise Services:
Gross goodwill	16,198	16,198
Accumulated impairments	—	—

Net goodwill	16,198	16,198

Information Services:
Gross goodwill	427,227	427,227
Accumulated impairments	—	—

Net goodwill	427,227	427,227

Total:
Gross goodwill	665,780	665,780
Accumulated impairments	(93,602)	(93,602)

Net goodwill	$572,178	$572,178

The Company’s goodwill by operating segment as of December 31, 2011 and 2012 is as follows (in thousands):

	December 31, 2010	Acquisitions	Adjustments	December 31, 2011 (1)	Adjustments	December 31, 2012
Carrier Services
Gross goodwill	$202,055	$20,602	$(302)	$222,355	$—	$222,355
Accumulated impairments	(93,602)	—	—	(93,602)	—	(93,602)

Net goodwill	108,453	20,602	(302)	128,753	—	128,753

Enterprise Services
Gross goodwill	16,198	—	—	16,198	—	16,198
Accumulated impairments	—	—	—	—	—	—

Net goodwill	16,198	—	—	16,198	—	16,198

Information Services
Gross goodwill	—	429,700	—	429,700	(2,473)	427,227
Accumulated impairments	—	—	—	—	—	—

Net goodwill	—	429,700	—	429,700	(2,473)	427,227

Total
Gross goodwill	218,253	450,302	(302)	668,253	(2,473)	665,780
Accumulated impairments	(93,602)	—	—	(93,602)	—	(93,602)

Net goodwill	$124,651	$450,302	$(302)	$574,651	$(2,473)	$572,178

(1)	Balance as originally reported at December 31, 2011, prior to the reflection of measurement period adjustments.

Schedule of Finite-Lived Intangible Assets by Major Class

Intangible Assets

Intangible assets consist of the following (in thousands):

	December 31, 2012	March 31, 2013	Weighted- Average Amortization Period (in years)
Intangible assets:
Customer lists and relationships	$315,098	$315,098	7.9
Accumulated amortization	(69,526)	(78,690)

Customer lists and relationships, net	245,572	236,408

Acquired technology	58,859	58,859	4.8
Accumulated amortization	(20,387)	(22,976)

Acquired technology, net	38,472	35,883

Trade name	7,630	7,630	3.0
Accumulated amortization	(3,187)	(3,806)

Trade name, net	4,443	3,824

Intangible assets, net	$288,487	$276,115

Intangible assets consist of the following (in thousands):

	December 31,		Weighted- Average Amortization Period (in years)
	2011	2012
Intangible assets:
Customer lists and relationships	$315,098	$315,098	7.9
Accumulated amortization	(32,615)	(69,526)

Customer lists and relationships, net	282,483	245,572

Acquired technology	58,859	58,859	4.8
Accumulated amortization	(9,493)	(20,387)

Acquired technology, net	49,366	38,472

Trade name	7,630	7,630	3.0
Accumulated amortization	(711)	(3,187)

Trade name, net	6,919	4,443

Intangible assets, net	$338,768	$288,487